TRANSFERS OF FINANCIAL ASSETS (Details) - Debt securities - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 1,451,579	$ 620,920
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,451,572	620,920
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	825,407	323,954
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,738,155	6,988,500
Financial assets measured at fair value through other comprehensive income, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 5,727,908	$ 6,662,608